Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	¥ 251	$ 36	¥ 111
Jia Li [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	228	33
Bingyi Zhao [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties	23	3
Zhejiang Youxiaodian [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties			70
Hangzhou Youyue [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties			6
Shandong Youyidian [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties			¥ 35